Property, plant and equipment, net (Details 2) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Nov. 30, 2011
Solar Silicon Valley
Property and equipment, net
Percentage of shares acquired		100.00%
Percentage of Ownership	100.00%	100.00%
Fair value of property, plant and equipment	189,092
Silver Age
Property and equipment, net
Percentage of shares acquired	100.00%
Cash consideration	358,987
Silver Age | Solar Silicon Valley
Property and equipment, net
Percentage of Ownership	100.00%